Selling expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Selling expenses [Line Items]
Transportation	$ 2,638	$ 864	$ 3,559
Selling taxes and other	1,385	272	663
Sales and marketing expense	$ 4,023	$ 1,136	$ 4,222